Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (106,186)	$ (15,424)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,548	1,400
Non-cash research and development arrangements	1,335	0
Amortization of customer warrant	528	38
Offering costs associated with warrants	4,259	0
Stock-based compensation	7,748	1,224
Change in fair value of warrant liabilities	63,332	0
Other, net	101	77
Changes in operating assets and liabilities:
Accounts receivable	(317)	(290)
Prepaid expenses and other current assets	(3,790)	(699)
Other noncurrent assets	(1,678)	(11)
Accounts payable	763	96
Accrued expenses	1,259	374
Operating lease liabilities	(44)	(150)
Unearned revenue	3,605	1,358
Net cash used in operating activities	(26,537)	(12,007)
Cash flows from investing activities
Purchases of property and equipment	(7,783)	(10,032)
Capitalized software development costs	(1,621)	(1,131)
Purchases of available-for-sale securities	(203,761)	0
Intangible asset acquisition costs	(620)	(513)
Net cash used in investing activities	(213,785)	(11,676)
Cash flows from financing activities:
Proceeds from stock options exercised	5,457	276
Repurchase of early exercised stock options	(968)	0
Proceeds from public warrants exercised	26,070	0
Proceeds from merger and PIPE transaction, net of transaction costs	572,668	0
Net cash provided by financing activities	603,227	276
Net change in cash and cash equivalents	362,905	(23,407)
Cash and cash equivalents at the beginning of the period	36,120	59,527
Cash and cash equivalents at the end of the period	399,025	36,120
Supplemental disclosure of non-cash investing and financing activities
Issuance of common stock for intellectual property	1,567	0
Issuance of common stock for research and development arrangement	814	2,903
Property and equipment purchases in accounts payable and accrued expenses	553	0
Intangible asset purchases in accounts payable and accrued expenses	83	0
Noncash reclassification of warrant liabilities to equity upon exercise	79,719	0
Vesting of customer warrants	$ 0	$ 566